This submission is being made solely for the purpose of obtaining series and class (contract) identifiers for the market value adjusted fixed account options of the Provider Variable Annuity, Provider Advantage, Provider Ultra, Provider Extra, AIM Lifetime America Classic, AIM Lifetime America Regal, and AIM Lifetime America Freedom currently registered on Form S-1 as Registration No. 333-270979, under CIK 0000352736 for Everlake Life Insurance Company in contemplation of a future post-effective amendment to be filed pursuant to Rule 485(a), as directed by the SEC in Release No. 33-11294; 34-100450; IC-35273; File No. S7-16-23 (“Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments”), or pursuant to Rule 485(b) in accordance with Rule 485(b)(1)(vii).

Any questions on this submission should be directed to Elizabeth Gioia, Vice President, Corporate Counsel, at Prudential Insurance Company of America at (203) 402-1624.